Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories

6.	Inventories
Inventories consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Raw materials	62,462	49,127	7,123
Work in progress	17,134	4,939	716
Finished goods	27,168	28,188	4,087

Inventories, total	106,764	82,254	11,926
Inventories provision	(28,689)	(9,890)	(1,434)

	78,075	72,364	10,492